UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10391

 NAME OF REGISTRANT:                     Boston Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


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

Boston Income Portfolio
--------------------------------------------------------------------------------------------------------------------------
 NRG ENERGY, INC.                                                                            Agenda Number:  934153646
--------------------------------------------------------------------------------------------------------------------------
        Security:  629377508
    Meeting Type:  Annual
    Meeting Date:  07-May-2015
          Ticker:  NRG
            ISIN:  US6293775085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: E. SPENCER ABRAHAM                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: KIRBYJON H. CALDWELL                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: LAWRENCE S. COBEN                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: HOWARD E. COSGROVE                  Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DAVID CRANE                         Mgmt          For                            For

1F     ELECTION OF DIRECTOR: TERRY G. DALLAS                     Mgmt          For                            For

1G     ELECTION OF DIRECTOR: WILLIAM E. HANTKE                   Mgmt          For                            For

1H     ELECTION OF DIRECTOR: PAUL W. HOBBY                       Mgmt          For                            For

1I     ELECTION OF DIRECTOR: EDWARD R. MULLER                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: ANNE C. SCHAUMBURG                  Mgmt          For                            For

1K     ELECTION OF DIRECTOR: EVAN J. SILVERSTEIN                 Mgmt          For                            For

1L     ELECTION OF DIRECTOR: THOMAS H. WEIDEMEYER                Mgmt          For                            For

1M     ELECTION OF DIRECTOR: WALTER R. YOUNG                     Mgmt          For                            For

2.     TO APPROVE NRG'S SECOND AMENDED AND                       Mgmt          For                            For
       RESTATED ANNUAL INCENTIVE PLAN FOR
       DESIGNATED CORPORATE OFFICERS.

3.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       COMPENSATION OF THE COMPANY'S NAMED
       EXECUTIVE OFFICERS.

4.     TO RATIFY THE APPOINTMENT OF KPMG LLP AS                  Mgmt          For                            For
       THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR FISCAL YEAR 2015.




--------------------------------------------------------------------------------------------------------------------------
 SEVEN GENERATIONS ENERGY LTD.                                                               Agenda Number:  934184110
--------------------------------------------------------------------------------------------------------------------------
        Security:  81783Q105
    Meeting Type:  Annual and Special
    Meeting Date:  06-May-2015
          Ticker:  SVRGF
            ISIN:  CA81783Q1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO FIX THE NUMBER OF DIRECTORS OF THE                     Mgmt          For                            For
       CORPORATION TO BE ELECTED AT THE MEETING AT
       NINE (9).

02     DIRECTOR
       PATRICK CARLSON                                           Mgmt          For                            For
       C. KENT JESPERSEN                                         Mgmt          For                            For
       MICHAEL KANOVSKY                                          Mgmt          For                            For
       KAUSH RAKHIT                                              Mgmt          For                            For
       KEVIN BROWN                                               Mgmt          For                            For
       JEFF VAN STEENBERGEN                                      Mgmt          For                            For
       JEFF DONAHUE                                              Mgmt          For                            For
       DALE HOHM                                                 Mgmt          For                            For
       W.J. (BILL) MCADAM                                        Mgmt          For                            For

03     TO APPOINT THE AUDITOR OF THE CORPORATION                 Mgmt          For                            For
       FOR THE ENSUING YEAR AND AUTHORIZE THE
       BOARD OF DIRECTORS TO FIX THE REMUNERATION
       OF THE AUDITOR.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Boston Income Portfolio
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/06/2015